SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment and Software, Net (Details)	12 Months Ended
Dec. 31, 2019
Building
Property, equipment and software, net
Useful life (in years)	50 years
Estimate residual value (as a percent)	5.00%
Computer and transmission equipment
Property, equipment and software, net
Useful life (in years)	3 years
Furniture and office equipment
Property, equipment and software, net
Useful life (in years)	5 years
Estimate residual value (as a percent)	5.00%
Minimum | Software
Property, equipment and software, net
Useful life (in years)	1 year
Maximum | Software
Property, equipment and software, net
Useful life (in years)	5 years